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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ] Amendment Number: ________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 21st Floor
         New York, NY 10153

Form 13F File Number: 28-06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                          New York, NY         May 17, 2010
-------------------------------------   -------------------   ------------------
(Signature)                                (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         14
Form 13F Information Table Value Total:    737,112
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-06341               SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                          VOTING AUTHORITY
                                TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------------
       NAME OF ISSUER            CLASS        CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
BANK OF AMERICA CORPORATION       COM       060505104   35,700  2,000,000 SH  CALL   DEFINED      1            --     --   --
BANK OF AMERICA CORPORATION       COM       060505104  102,147  5,722,500 SH         DEFINED      1     5,722,500      0    0
CVS CAREMARK CORPORATION          COM       126650100   36,560  1,000,000 SH  CALL   DEFINED      1            --     --   --
CVS CAREMARK CORPORATION          COM       126650100  101,783  2,784,000 SH         DEFINED      1     2,784,000      0    0
EXPRESS SCRIPTS INC               COM       302182100   20,861    205,000 SH  CALL   DEFINED      1            --     --   --
EXPRESS SCRIPTS INC               COM       302182100   96,192    945,282 SH         DEFINED      1       945,282      0    0
GENWORTH FINL INC               COM CL A    37247D106   42,732  2,330,000 SH         DEFINED      1     2,330,000      0    0
IBERIABANK CORP                   COM       450828108   32,513    541,790 SH         DEFINED      1       541,790      0    0
KKR FINANCIAL HLDGS LLC     NOTE 7.000% 7/1 48248AAB4   18,050 18,005,000 PRN        DEFINED      1    18,005,000      0    0
MORGAN STANLEY                  COM NEW     617446448   95,670  3,266,300 SH         DEFINED      1     3,266,300      0    0
MORGAN STANLEY                  COM NEW     617446448   49,793  1,700,000 SH  CALL   DEFINED      1            --     --   --
PFSWEB INC                      COM NEW     717098206      223     78,084 SH         DEFINED      1        78,084      0    0
RESEARCH IN MOTION LTD            COM       760975102   40,684    550,000 SH  CALL   DEFINED      1            --     --   --
RESEARCH IN MOTION LTD            COM       760975102   64,206    868,000 SH         DEFINED      1       868,000      0    0